Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2021
Manscaped Holdings, LLC [Member]
Property and Equipment, Net (Tables) [Line Items]
Schedule of property and equipment
	December 31,
	2021	2020
Machinery and equipment	$183	$134
Construction in progress	3,919	511
Total property and equipment	4,102	645
Less: accumulated depreciation	(66)	(36)
	$4,036	$609